Organization and Significant Accounting Policies, Revenue Recognition (Details) $ in Thousands, shares in Millions		1 Months Ended		3 Months Ended								12 Months Ended
	Jul. 19, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jan. 31, 2017 Drug PerformanceObligation	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Revenue Recognition [Abstract]
Proceeds from sale of common stock to Novartis in a private placement	$ 50,000											$ 50,000	$ 0	$ 0
Revenue earned				$ 21,688	$ 9,906	$ 5,713	$ 6,094	$ 0	$ 0	$ 0	$ 0	43,401	0	0
R&D Under Collaborative Agreement [Member]
Revenue Recognition [Abstract]
Revenue earned												$ 43,401	$ 0	$ 0
Novartis [Member]
Revenue Recognition [Abstract]
Upfront payment received							75,000
Common stock to be purchased by Novartis in private placement concurrent with completion of IPO							50,000
Number of months from inception of agreement for IPO to be completed												15 months
Common stock of Ionis to be purchased by Novartis if IPO not completed							50,000
Number of separate performance obligations | PerformanceObligation			4
Transaction price							108,400
Premium received on shares issued by Ionis							28,400
Potential premium received if Ionis common stock is purchased in the future							5,000
Remaining performance obligation				70,700								$ 70,700
Proceeds from sale of common stock to Novartis in a private placement		$ 50,000
Deferred revenue				$ 70,700								$ 70,700
Novartis [Member] | Revenue [Member] | Strategic Partner [Member]
Revenue Recognition [Abstract]
Concentration percentage												100.00%
Novartis [Member] | Minimum [Member]
Revenue Recognition [Abstract]
Number of drugs with exclusive option that could be exercised | Drug			1
Novartis [Member] | AKCEA-APO(a)-L [Member]
Revenue Recognition [Abstract]
Period of performance												2 years
Novartis [Member] | Development Services for AKCEA-APO(a)-L [Member]
Revenue Recognition [Abstract]
Transaction price							64,000
Novartis [Member] | Delivery of AKCEA-APO(a)-L [Member]
Revenue Recognition [Abstract]
Transaction price							1,500
Novartis [Member] | AKCEA-APOCIII-L [Member]
Revenue Recognition [Abstract]
Period of performance												2 years 6 months
Novartis [Member] | Development Services for AKCEA-APOCIII-L [Member]
Revenue Recognition [Abstract]
Transaction price							40,100
Novartis [Member] | Delivery of AKCEA-APOCIII-L [Member]
Revenue Recognition [Abstract]
Transaction price							$ 2,800
Novartis [Member] | R&D Under Collaborative Agreement [Member]
Revenue Recognition [Abstract]
Revenue earned												$ 43,400
Ionis [Member]
Revenue Recognition [Abstract]
Shares issued (in shares) | shares							1.6
Proceeds from sale of common stock							$ 100,000